Share Capital (Details) - Schedule of outstanding warrants - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 546,594	$ 1,413,260
Exercise price		$ 0.07	$ 0.27
Warrant [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 117,209	$ 117,209
Issuance year		2009	2009
Exercise price	[1]
Exercisable through	[2]	Exit event	Exit event
Warrant One [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 59,384	$ 59,384
Issuance year		2013	2013
Exercise price		$ 0.92	$ 0.92
Exercisable through	[2]	2023	2023
Warrant Two [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 170,000	$ 600,000
Issuance year		2018	2018
Exercise price		$ 0.5	$ 0.5
Exercisable through		2023	2023
Warrant Three [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 200,001	$ 170,000
Issuance year		2018	2018
Exercise price		$ 0.5	$ 0.5
Exercisable through		2023	2023
Warrant Four [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding			$ 466,667
Issuance year			2018
Exercise price			$ 0.5
Exercisable through			2023

[1]	Represents an amount lower than $0.01
[2]	Issued in connection with the 2013 and 2009 arrangements